Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Parenthetical) (Details) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Accounts Payable And Accrued Liabilities Current [Abstract]
Incremental interest payable	¥ 223,084	$ 35,007